Cover	Apr. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2024
Entity File Number	000-56529
Entity Registrant Name	VESTIAGE, INC.
Entity Central Index Key	0001594968
Entity Tax Identification Number	45-4895104
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7339 E. Williams Drive
Entity Address, Address Line Two	Unit 26496
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(602)
Local Phone Number	793-8058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false